Related party disclosure	12 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party disclosure
42.
Related party disclosure

Names of related parties and related party relationship

The names of related parties with whom transactions have taken place during the year and description of relationship as identified by the management are described below. There is no entity that has control over the Company.

i)
Entities owned or significantly influenced by key management personnel or their relatives

ReNew Foundation

ii)
Entities under joint control (refer Note 51)

3E NV and 3E Renewable Energy Software and Services Private Limited (with effect from December 14, 2022)

Fluence India ReNew JV Private Limited (with effect from October 12, 2022)

iii)
Terms and conditions of transactions with related parties

The transactions with related parties are made at arm’s length prices. Outstanding balances at the year-end are unsecured and interest free (other than interest carrying loan balances) and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the years ended March 31, 2025, 2024 and 2023, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken on a forward-looking basis at each reporting period end through examining the historical information and financial position of the related party that is adjusted to reflect current conditions of market in which the related party operates.

iv)
Remuneration to Key Management Personnel and their relatives

	For the year ended March 31,
Remuneration to Key Management Personnel	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Short-term benefits	280	626	905	11
Share based payments	2,085	1,753	1,576	18
Post-employment benefits	6	1	6	0
	2,372	2,380	2,487	29
Payment to non-executive directors (includes Directors sitting fee and commission)	67	83	76	1

During the year ended March 31, 2025, the Company has granted 4,266,892 options (March 31, 2024: 12,287,354 options; March 31, 2023: 4,087,354 options) to key management personnel under 2021 Incentive Award plan (refer Note 39).

Key Management Personnel (KMP) are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including any director (whether executive or otherwise).

	For the year ended March 31,
Other related party	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Remuneration to relatives of KMP#*	58	66	284	3

#relative of the Director and Chief Executive Officer of the Company

* including share based payments amounting to INR 229 (March 31, 2024 and 2023: INR Nil)

vi)
Details of transactions and balances with entities under joint control

	3E NV
Transactions during the year end March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Loans given	55	176	270	3
Support services rendered	—	5	0	0
Interest income on loan	—	0	9	0

	3E Renewable Energy Software and Services Private Limited
Transactions during the year end March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Operation and maintenance expenses	11	35	14	0

	Fluence India ReNew JV Private Limited
Transactions during the year end March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Purchase of capital goods	—	2,060	71	1

	3E NV
Balance as at March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Loan receivable	55	231	284	3
Trade receivable	—	5	—	—
Interest accrued on loans given	—	4	15	0

	3E Renewable Energy Software and Services Private Limited
Balance as at March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Trade payables	5	8	1	0

	Fluence India ReNew JV Private Limited
Balance as at March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Capital creditors	—	247	168	2

vii)
Transactions with other related parties

	ReNew Foundation
Transactions during the year ended March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Contribution for activities related to corporate social responsibility	22	33	74	1

	KMP and their relatives
Transactions during the year ended March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Put options exercised during the year (refer Note 20)	980	1,000	—	—

	KMP and their relatives
Transactions during the year ended March 31,	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Retention bonus given	—	570	495	6

a)
Put option with non controlling interest

During the year ended March 31, 2022, the Company had granted an option to the CEO, to purchase his entire shareholding in RPL, which was held directly or indirectly by him. As per the terms of option, the Company is required to purchase for cash the said shares in RPL at a 30 days volume weighted average price of the Company's share with conversion ratio of 1:0.8289 subject to a maximum of USD 12 per annum. The outstanding liability on this account as at March 31, 2025 is INR 6,358 (March 31, 2024: INR 5,935). During the year ended March 31, 2025, Nil options (March 31, 2024: 2,116,955; March 31, 2023: 2,037,252) were exercised.